Share-based compensation - Performance shares (Detail)		12 Months Ended
		Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)
Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			1,807,009
US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			1,753,505
Performance share plans [Member] | Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		4,738,099	6,828,444	[1]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement		€ 32.54	€ 29.15	[1]
Number of other equity instruments granted in share-based payment arrangement		1,322,107
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 39.22
Notional Dividends	[2]	112,952
Weighted Average Exercise Price Notional Dividends	[2]	€ 32.21
Number of other equity instruments exercised or vested in share-based payment arrangement		4,237,835
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement		€ 28.50
Number of other equity instruments forfeited in share-based payment arrangement		415,273
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement		€ 29.61
Adjusted Quantity	[3]	1,127,703
Weighted Average Exercise Price Adjusted Quantity	[3]	€ 28.97
Performance share plans [Member] | US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		2,878,048	4,396,514	[1]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement		€ 23.71	€ 31.96	[1]
Number of other equity instruments granted in share-based payment arrangement		907,782
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 47.50
Notional Dividends	[2]	70,579
Weighted Average Exercise Price Notional Dividends	[2]	€ 37.51
Number of other equity instruments exercised or vested in share-based payment arrangement		2,840,286
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement		€ 30.14
Number of other equity instruments forfeited in share-based payment arrangement		424,139
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement		€ 36.12
Number of other equity instruments adjusted quantity | shares	[3]	767,599
Weighted average exercise price of other equity instruments adjusted quantity	[3]	€ 30.32

[1]	The outstanding number of performance shares as per January 1, 2018 was updated to reflect the dividend declared on outstanding shares between grant date and vesting date that will be issued in shares.
[2]	Dividend declared in 2018 on outstanding shares.
[3]	Adjusted quantity includes the adjustments made to performance shares outstanding due to updates on the actual and expected EPS.